Commitments and contingencies	6 Months Ended
Jun. 30, 2022
Commitments and contingencies [Abstract]
Commitments and contingencies
9.	Commitments and contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Company is covered for liabilities associated with the vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a) Commitments under contracts for ballast water treatment system (“BWTS”) installation

The Company had originally entered into contracts to purchase and install BWTS on ten of its vessels. Following the sale of the M/T Wonder Arcturus (Note 16), its BWTS installation has been cancelled. As of June 30, 2022, the Company had completed and put into use the BWTS installation on two of the remaining nine vessels, whereas, it was also in the process of installing one BWTS on another of these vessels, which was completed in July 2022. Of the Company’s remaining contracted BWTS installations as of June 30, 2022, four are expected to be concluded during the remaining of 2022 and two during 2024. It is estimated that the remaining contractual obligations related to these purchases, excluding installation costs, will be on aggregate approximately €1.9 million (or $2.0 million on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.0489 as of June 30, 2022), of which €0.7 million (or $0.7 million) are due in 2022 and €1.2 million (or $1.3 million) are due in 2024. These costs will be capitalized and depreciated over the remainder of the life of each vessel.

(b) Commitments under long-term lease contracts

The following table sets forth the future minimum contracted lease payments (gross of charterers’ commissions), based on vessels’ commitments to non-cancelable fixed time charter contracts as of June 30, 2022. The calculation does not include any assumed off-hire days.

Twelve-month period ending June 30,	Amount
2023	$44,239,748
Total	$44,239,748